Intangible assets - Disclosure of Goodwill by Operating Segment (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 510,258	€ 485,622
TFSS
Disclosure of detailed information about intangible assets [line items]
Goodwill	362,069	361,879
AVPS
Disclosure of detailed information about intangible assets [line items]
Goodwill	50,076	51,271
ZigZag
Disclosure of detailed information about intangible assets [line items]
Goodwill	61,045	64,540
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	7,829	7,932
ShipUp
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 29,239	€ 0